Financial instruments - Summary of Commodity Volumes Associated with Derivative Contracts (Detail)	Jun. 30, 2022 MMBTU
Derivative [Line Items]
Commodity volumes, gas	2,995,579
Financial contracts: Swaps
Derivative [Line Items]
Commodity volumes, gas	2,882,075
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Derivative [Line Items]
Commodity volumes, gas	113,504